CONCENTRATIONS AND RISKS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Concentration Risk [Line Items]
Discounts and debt issuance cost	$ 79,111	$ 73,500
Proceeds from convertible debt	$ 590,250	$ 766,500
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	21.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	32.00%	47.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	32.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage	8.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Five [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Lender One [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	$ 101,250	$ 160,000
Lender Two [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	189,000	360,000
Lender Three [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	150,000	246,500
Lender Four [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	50,000
Lender Five [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	$ 100,000
Lenders [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt		$ 766,500